Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Net loss for the year	$ (2,153,622)	$ (4,702,117)	$ (1,161,834)
Income tax	168,695	1,555,074	1,802,869
Depreciation and Impairment of Property, plant and equipment	1,814,671	665,154	956,819
Loan loss provisions	7,736,868	7,967,031	6,204,348
Exchange rate difference on gold and foreign currency	324,070	(1,733,237)	(604,734)
Interest from loans and other financings	(44,794,595)	(46,790,036)	(34,250,524)
Interest from deposits and financing received	34,913,451	26,787,390	12,782,957
Net income from financial instruments at fair value through profit or loss	(20,960,966)	(9,707,395)	(5,454,354)
Fair value measurement of investment properties	127,130	(221,408)	27,653
Results from exposure to changes in the purchasing power of money	30,290,502	(14,349,403)	(17,600,790)
Interest on liabilities for financial leases	212,492
Allowances reversed	(498,599)	(488,878)	(466,741)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	24,776,311	9,814,368	(3,498,887)
Derivatives	(233,091)	36,637	19,094
Repo transactions		7,608,341	(7,608,341)
Loans and other financing
To the non-financial public sector	21,588	23,600	(61,854)
To the other financial entities	548,579	288,908	191,429
To the non-financial sector and foreign residents	64,196,460	54,229,100	2,059,859
Other debt securities	(3,826,695)	(5,816,717)	5,034,713
Financial assets in guarantee	(2,245,954)	(132,293)	1,197,082
Investments in equity instruments	1,426	89,956	(96,428)
Other assets	2,241,114	(7,151,464)	1,001,504
Increases / (decreases) from operating liabilities:
Non-financial public sector	(11,613,645)	3,066,329	6,684,075
Financial sector	(10,723)	3,158	3,509
Private non-financial sector and foreign residents	(83,108,859)	(11,979,964)	7,002,897
Derivatives	(144,944)	144,944	(1,674,846)
Repo transactions	319,817
Liabilities at fair value through profit or loss	(222,849)	412,403
Other liabilities	524,046	731,334	1,715,045
Income Tax paid	(809,974)	(2,154,355)	(2,020,426)
Net cash (used in) / provided by operating activities (A)	(2,407,296)	8,196,460	(27,815,906)
Payments related to:
Purchase of PPE, intangible assets and other assets	(1,113,875)	(4,391,549)	(1,506,579)
Purchase of liabilities and equity instruments issued by other entities		(276,375)	(167,803)
Acquisition of subsidiaries, net of cash acquired	(197,954)	(2,827,563)
Disposals related to PPE, intangible assets and other assets	8,021	667,263	1,061,324
Net cash used in investing activities (B)	(1,303,808)	(6,828,224)	(613,058)
Payments:
Repurchase of non-controlling interest in subsidiaries	567	(919)
Lease Liabilities	(1,251,601)
Financing received from Argentine Financial Institutions	(113,905,868)	(105,180,217)	(98,253,226)
Unsubordinated negotiable obligations	(17,365,599)	(11,619,542)	(2,663,582)
Subordinated negotiable obligations	(842,966)	(19,976)	(2,350,208)
Dividends	(466,112)	(505,129)	(170,382)
Collections:
Unsubordinated negotiable obligations	8,412,283	6,429,136	16,363,453
Financing received from Argentine Financial Institutions	110,569,136	109,529,169	101,398,236
Contributions from shareholders			14,103,738
Net cash (used in) / provided by financing activities (C)	(14,850,160)	(1,367,478)	28,428,029
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents (D)	(25,767,419)	23,602,424	21,586,977
Net (decrease) / increase in cash and cash equivalents (A+B+C+D)	(44,328,683)	23,603,182	21,586,042
Cash and cash equivalents at the beginning of the year	72,265,167	48,661,985	27,075,943
Cash and cash equivalents at the end of the year	$ 27,936,484	$ 72,265,167	$ 48,661,985